SUPPLEMENTAL INFORMATION - Net reserve and quantities information (Details)	12 Months Ended
	Dec. 31, 2022 Bcfe MMBbls	Dec. 31, 2021 Bcfe MMBbls	Dec. 31, 2020 Bcfe MMBbls
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	1,749	1,542	1,740
End of year	1,962	1,749	1,542
Proved developed and undeveloped reserves (gas) (billion cubic feet
Beginning of year | Bcfe	8,456	8,191	7,225
End of year | Bcfe	8,806	8,456	8,191
Group
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	1,440	1,252	1,450
Revisions of previous estimates	275	209	(161)
Improved recovery	84	126	100
Extensions and discoveries	108	101	119
Production	(248)	(248)	(256)
End of year	1,659	1,440	1,252
Non-controlling interest in proved developed and undeveloped reserves at the end of year	6	8	5
Proved developed reserves
Beginning of year	1,315	1,145	1,343
End of year	1,506	1,315	1,145
Proved undeveloped reserves
Beginning of year	125	107	107
End of year	153	125	107
Proved developed and undeveloped reserves (gas) (billion cubic feet
Beginning of year | Bcfe	8,449	8,181	7,216
Revisions of previous estimates | Bcfe	806	662	831
Improved recovery | Bcfe	17	36	32
Extensions and discoveries | Bcfe	664	678	1,171
Production | Bcfe	(1,134)	(1,108)	(1,069)
End of year | Bcfe	8,802	8,449	8,181
Proved developed reserves
Beginning of year | Bcfe	6,734	6,357	6,026
End of year | Bcfe	7,135	6,734	6,357
Proved undeveloped reserves
Beginning of year | Bcfe	1,715	1,824	1,190
End of year | Bcfe	1,667	1,715	1,824
Equity method investments
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	309	290	290
Revisions of previous estimates	9	33	12
Improved recovery	6	1
Extensions and discoveries	4	10	12
Production	(25)	(25)	(24)
End of year	303	309	290
Proved developed reserves
Beginning of year	263	244	245
End of year	260	263	244
Proved undeveloped reserves
Beginning of year	46	46	45
End of year	43	46	46
Proved developed and undeveloped reserves (gas) (billion cubic feet
Beginning of year | Bcfe	7	10	9
Revisions of previous estimates | Bcfe		1	4
Production | Bcfe	(3)	(4)	(3)
End of year | Bcfe	4	7	10
Proved developed reserves
Beginning of year | Bcfe	6	8	9
End of year | Bcfe	3	6	8
Proved undeveloped reserves
Beginning of year | Bcfe	1	2
End of year | Bcfe	1	1	2
Mainland China
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	1,416	1,232	1,433
End of year	1,642	1,416	1,232
Proved developed and undeveloped reserves (gas) (billion cubic feet
Beginning of year | Bcfe	8,449	8,181	7,216
End of year | Bcfe	8,802	8,449	8,181
Mainland China | Group
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	1,416	1,232	1,433
Revisions of previous estimates	277	200	(163)
Improved recovery	84	126	100
Extensions and discoveries	108	101	111
Production	(243)	(243)	(249)
End of year	1,642	1,416	1,232
Proved developed reserves
Beginning of year	1,291	1,130	1,326
End of year	1,489	1,291	1,130
Proved undeveloped reserves
Beginning of year	125	102	107
End of year	153	125	102
Proved developed and undeveloped reserves (gas) (billion cubic feet
Beginning of year | Bcfe	8,449	8,181	7,216
Revisions of previous estimates | Bcfe	806	662	831
Improved recovery | Bcfe	17	36	32
Extensions and discoveries | Bcfe	664	678	1,171
Production | Bcfe	(1,134)	(1,108)	(1,069)
End of year | Bcfe	8,802	8,449	8,181
Proved developed reserves
Beginning of year | Bcfe	6,734	6,357	6,026
End of year | Bcfe	7,135	6,734	6,357
Proved undeveloped reserves
Beginning of year | Bcfe	1,715	1,824	1,190
End of year | Bcfe	1,667	1,715	1,824
Other countries
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	333	310	307
End of year	320	333	310
Proved developed and undeveloped reserves (gas) (billion cubic feet
Beginning of year | Bcfe	7	10	9
End of year | Bcfe	4	7	10
Other countries | Group
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	24	20	17
Revisions of previous estimates	(2)	9	2
Extensions and discoveries			8
Production	(5)	(5)	(7)
End of year	17	24	20
Non-controlling interest in proved developed and undeveloped reserves at the end of year	6	8	5
Proved developed reserves
Beginning of year	24	15	17
End of year	17	24	15
Proved undeveloped reserves
Beginning of year		5
End of year			5
Other countries | Equity method investments
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	309	290	290
Revisions of previous estimates	9	33	12
Improved recovery	6	1
Extensions and discoveries	4	10	12
Production	(25)	(25)	(24)
End of year	303	309	290
Proved developed reserves
Beginning of year	263	244	245
End of year	260	263	244
Proved undeveloped reserves
Beginning of year	46	46	45
End of year	43	46	46
Proved developed and undeveloped reserves (gas) (billion cubic feet
Beginning of year | Bcfe	7	10	9
Revisions of previous estimates | Bcfe		1	4
Production | Bcfe	(3)	(4)	(3)
End of year | Bcfe	4	7	10
Proved developed reserves
Beginning of year | Bcfe	6	8	9
End of year | Bcfe	3	6	8
Proved undeveloped reserves
Beginning of year | Bcfe	1	2
End of year | Bcfe	1	1	2